1290 GAMCO Small/Mid Cap Value Fund
1290 GAMCO Small/Mid Cap Value Fund – Class A (TNVAX), C (TNVCX), I (TNVIX) and R (TNVRX) Shares
Investment Objective:
Seeks to maximize capital appreciation.
FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in 1290 Funds’ funds. More information about these and other discounts is available from your financial professional and in the “How Sales Charges are Calculated” and “Ways to Reduce or Eliminate Sales Charges” sections of the Fund’s Prospectus, and the “Purchase, Redemption and Pricing of Shares” section of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - 1290 GAMCO Small/Mid Cap Value Fund - USD ($)	Class A Shares		Class C Shares		Class I Shares	Class R Shares
Maximum sales charge (load) imposed on purchases (as percentage of offering price)	5.50%		none		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	1.00%	[2]	none	none
Redemption fee (as a percentage of amount redeemed, if applicable)	none		none		none	none
Maximum account fee (deducted from accounts with a balance of less than $1,000)	$ 25		$ 25		$ 25	$ 25
[1]	On shares purchased without an initial sales charge and redeemed within 12 months of purchase.
[2]	There is no contingent deferred sales charge on Class C shares after one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - 1290 GAMCO Small/Mid Cap Value Fund		Class A Shares	Class C Shares	Class I Shares	Class R Shares
Advisory Fee		0.75%	0.75%	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)		0.25%	1.00%	none	0.50%
Other Expenses	[1]	5.41%	5.61%	4.94%	5.61%
Total Annual Fund Operating Expenses		6.41%	7.36%	5.69%	6.86%
Fee Waiver and/or Expense Reimbursement	[2]	(5.06%)	(5.26%)	(4.59%)	(5.26%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.35%	2.10%	1.10%	1.60%
[1]	Other Expenses have been restated to reflect current fees.
[2]	Pursuant to a contract, 1290 Asset Managers has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Fund through April 30, 2017 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses (other than offering costs), fees and expenses of other investment companies in which the Fund invests, 12b-1 fees, and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.10% for Class A shares, Class C shares, Class I shares and Class R Shares of the Fund. The Expense Limitation Arrangement may be terminated by 1290 Asset Managers at any time after April 30, 2017.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the Expense Limitation Arrangement is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - 1290 GAMCO Small/Mid Cap Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	680	1,918	3,121	5,985
Class C Shares	313	1,692	3,102	6,347
Class I Shares	112	1,286	2,444	5,270
Class R Shares	163	1,555	2,896	6,037

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
1290 GAMCO Small/Mid Cap Value Fund | Class C Shares | USD ($)	213	1,692	3,102	6,347

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the period November 12, 2014 (commencement of operations) to October 31, 2015, the Fund’s portfolio turnover rate was 95% of the average value of its portfolio.
INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategy:
Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of small- and mid-capitalization companies. For the Fund, small-capitalization companies generally are companies with a market capitalization less than $3 billion at the time of investment, and mid-capitalization companies generally are companies with a market capitalization between $3 billion and $12 billion at the time of investment.

The Fund invests primarily in common stocks, but it also may invest in other securities that GAMCO Asset Management Inc. (“GAMCO” or the “Sub-Adviser”) believes provide opportunities for capital growth, such as preferred stocks and warrants. The Fund also may invest up to 20% of its net assets in foreign securities.

GAMCO utilizes a value-oriented investment style that emphasizes companies deemed to be currently underpriced according to certain financial measurements, which may include price-to-earnings and price-to-book ratios and dividend income potential. In choosing investments, the Sub-Adviser utilizes a process of fundamental analysis that involves researching and evaluating individual companies for potential investment by the Fund. The Sub-Adviser uses a proprietary research technique to determine which stocks have a market price that is less than the “private market value” or what an investor would pay for the company. This approach will often lead the Fund to focus on “strong companies” in out-of-favor sectors or out-of-favor companies exhibiting a catalyst for change. The Sub-Adviser may sell a security for a variety of reasons, such as because it becomes overvalued or shows deteriorating fundamentals.
Principal Risks:
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. Performance may be affected by one or more of the following risks.

Equity Risk: In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.

Foreign Securities Risk: Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.
Currency Risk: Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.
Investment Style Risk: The Fund may use a particular style or set of styles — in this case “value” styles — to select investments. Those styles may be out of favor or may not produce the best results over short or longer time periods. Value stocks are subject to the risks that notwithstanding that a stock is selling at a discount to its perceived true worth, the market will never fully recognize their intrinsic value. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced.

Mid-Cap and Small-Cap Company Risk: The Fund’s investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial and management resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Fund may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. In general, these risks are greater for small-cap companies than for mid-cap companies.

New Fund Risk: The Fund is newly or recently established and has limited operating history. The Fund may not be successful in implementing its investment strategy, and there can be no assurance that the Fund will grow to or maintain an economically viable size, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Until the Fund is fully capitalized, it may be unable to pursue its investment objective or execute its principal investment strategies.

Portfolio Management Risk: The risk that strategies used by an investment manager and its securities selections fail to produce the intended results.
Risk/Return Bar Chart and Table
The bar chart below shows the Fund’s first calendar year of performance. The table below provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns for the past one-year and since inception periods through December 31, 2015 compared to the returns of a broad-based market index. The return of the broad-based market index shown in the right hand column below is the return of the index, since the inception of the share class with the longest history. Past performance (before and after taxes) is not an indication of future performance.

The performance results shown in the bar chart do not reflect any account fees, which would reduce the performance results.
Calendar Year Annual Total Return — Class I

Best quarter (% and time period)	Worst quarter (% and time period)
2.18% (2015 4th Quarter)	–7.91% (2015 3rd Quarter)

Average Annual Total Returns
Average Annual Total Returns - 1290 GAMCO Small/Mid Cap Value Fund	One Year	Since Inception	Inception Date
Class I Shares	(3.13%)	(0.51%)	Nov. 12, 2014
Class I Shares | returns after taxes on distributions	(4.37%)	(1.90%)	Nov. 12, 2014
Class I Shares | returns after taxes on distributions and sale of fund shares	(1.77%)	(1.01%)	Nov. 12, 2014
Class A Shares	(8.66%)	(5.58%)	Nov. 12, 2014
Class C Shares	(4.07%)	(0.51%)	Nov. 12, 2014
Class R Shares	(3.58%)	(0.98%)	Nov. 12, 2014
Russell 2500™ Value Index (reflects no deduction for fees, expenses, or taxes)	(5.49%)	(4.30%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of fund shares may exceed the returns before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. After-tax returns are shown only for Class I shares. After-tax returns for other Classes may vary.